Nature of Business and Organization (Details Narrative)	12 Months Ended
Dec. 31, 2021
Nature of Business and Organization
Consultation and services agreement, description	The consultation and services agreement remains in effect for 30 years until December 4, 2048. The agreement can be extended only if United World WFOE gives its written consent of extension of the agreement before its expiration, and United Culture may then extend without reservation.